DEBT - Schedule of Reconciliation of Long Term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Long Term Debt [Abstract]
Beginning balance	$ 265,885,799	$ 269,854,235
Secured bank debt borrowings	36,487,890	13,091,001
Secured bank debt repayments	(8,945,640)	(9,230,241)
Bridge loan repayments	(4,244,368)	(1,679,058)
Borrowing cost incurred	(397,679)	0
Deferred financing cost amortization	272,615	227,686
Debt modification gain	0	(208,799)	$ (143,630)
Debt extinguishment loss	0	38,219	8,370,997
Foreign currency translation effect	6,276,292	(6,207,244)
Ending balance	$ 295,334,909	$ 265,885,799	$ 269,854,235